UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21652
                                      ------------------------------------------

                     Fiduciary/Claymore MLP Opportunity Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: November 30
                         --------------------

Date of reporting period: August 31, 2009
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

NUMBER OF SHARES                                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                   MASTER LIMITED PARTNERSHIPS AND MLP AFFILIATES - 145.3%
                   COAL - 3.6%
       156,800     Alliance Resource Partners L.P.                                                                $      5,190,080
       217,270     Natural Resource Partners, L.P.                                                                       3,802,225
                                                                                                                  -----------------
                                                                                                                         8,992,305
                                                                                                                  -----------------

                   CONSUMER DISCRETIONARY - 1.0%
       162,680     StoneMor Partners, L.P. (a)                                                                           2,539,435
                                                                                                                  -----------------

                   MIDSTREAM GAS INFRASTRUCTURE - 61.7%
       673,082     Boardwalk Pipeline Partners L.P. (a)                                                                 15,756,850
       801,682     Copano Energy, L.L.C. (a)                                                                            12,450,121
       190,000     Copano Energy, L.L.C., Unregistered Series D Units
                   (Acquired 03/14/08, Cost $4,987,500) (b) (c) (d)                                                      2,800,082
       627,095     DCP Midstream Partners, L.P. (a)                                                                     14,040,657
       545,054     El Paso Pipeline Partners, L.P. (a)                                                                  10,584,949
       558,050     Energy Transfer Equity L.P. (a)                                                                      15,005,964
       329,237     Energy Transfer Partners, L.P. (a)                                                                   13,347,268
     1,087,177     Enterprise Products Partners, L.P. (a)                                                               29,353,779
       117,585     Exterran Partners L.P.                                                                                1,836,678
       248,301     Hiland Partners, L.P. (a)                                                                             1,874,673
       377,035     ONEOK Partners L.P.                                                                                  18,874,372
       136,960     Spectra Energy Partners, L.P.                                                                         3,173,363
       285,550     TC Pipelines L.P.                                                                                    10,422,575
       313,855     Western Gas Partners, L.P. (a)                                                                        5,288,457
                                                                                                                  -----------------
                                                                                                                       154,809,788
                                                                                                                  -----------------

                   MIDSTREAM OIL INFRASTRUCTURE - 61.0%
       543,902     Enbridge Energy Partners, L.P. (a)                                                                   23,306,201
       278,685     Genesis Energy, L.P. (a)                                                                              4,344,699
       235,825     Holly Energy Partners, L.P. (a)                                                                       8,638,270
       631,314     Kinder Morgan Management, L.L.C. (a) (d) (f)                                                         29,880,092
       769,695     Magellan Midstream Holdings L.P. (a)                                                                 16,756,260
       117,794     Magellan Midstream Partners, L.P. (a)                                                                 4,268,855
       248,105     NuStar Energy L.P. (a)                                                                               13,286,023
       607,851     Plains All American Pipeline, L.P. (a)                                                               28,836,451
       130,385     Sunoco Logistics Partners L.P. (a)                                                                    7,403,260
       497,520     TEPPCO Partners, L.P. (a)                                                                            16,418,160
                                                                                                                  -----------------
                                                                                                                       153,138,271
                                                                                                                  -----------------

                   OIL AND GAS PRODUCTION - 4.4%
       389,212     EV Energy Partner, L.P. (a)                                                                           8,477,037
       133,346     Pioneer Southwest Energy Partners, L.P. (a)                                                           2,548,242
                                                                                                                  -----------------
                                                                                                                        11,025,279
                                                                                                                  -----------------

                   PROPANE - 13.6%
       127,055     Global Partners, L.P. (a)                                                                             2,802,833
       517,600     Inergy Holdings, L.P. (a)                                                                            22,810,632
       308,711     Inergy, L.P. (a)                                                                                      8,606,863
                                                                                                                  -----------------
                                                                                                                        34,220,328
                                                                                                                  -----------------

                   TOTAL MASTER LIMITED PARTNERSHIPS AND MLP AFFILIATES
                   (Cost $274,777,913)                                                                                 364,725,406
                                                                                                                  -----------------

                   COMMON STOCKS - 0.2%
                   OIL AND GAS PRODUCTION - 0.2%
       363,512     Abraxas Petroleum Corp. (a)  (d)
                   (Cost $1,392,251)                                                                                       407,133
                                                                                                                  -----------------

                   OTHER EQUITY SECURITIES - 1.3%
                   COAL - 0.0%
     1,145,621     Clearwater Natural Resources, L.P.
                   (Acquired 08/01/05 and 10/02/06, Cost $22,912,423) (b) (c) (d) (e)                                            -
           123     Clearwater GP Holding Co.
                   (Acquired 02/29/08, Cost $195,256) (b) (c) (d) (e)                                                            -
                                                                                                                  -----------------
                                                                                                                                 -
                                                                                                                  -----------------

                   OIL AND GAS PRODUCTION - 1.3%
       534,299     Abraxas Energy Partners, L.P. (Acquired 05/25/07, 02/20/09 and 05/28/09,
                    Cost $7,406,661) (b) (c) (d)                                                                         3,205,794
                                                                                                                  -----------------
                   TOTAL OTHER EQUITY SECURITIES
                   (Cost $30,514,340)                                                                                    3,205,794
                                                                                                                  -----------------

                   INCENTIVE DISTRIBUTION RIGHTS - 0.0%
            43     Clearwater Natural Resources, L.P. (Acquired 08/01/05, Cost $0) (b) (c) (d) (e)                               -
                                                                                                                  -----------------

                   WARRANTS - 0.0%
       114,230     Abraxas Petroleum Corp. (Acquired 05/25/07, Cost $0) (b) (c) (d)                                         16,121
         9,499     Clearwater Natural Resources, L.P. (Acquired 01/13/09, Cost $0) (b) (c) (d) (e)                               -
                                                                                                                  -----------------
                                                                                                                            16,121
                                                                                                                  -----------------

PRINCIPAL AMOUNT
                   TERM LOANS - 0.2%
   $ 1,237,397     Clearwater Subordinate Note, 13.75%, 12/03/09, NR (Acquired 07/08/08,
                   08/06/08, 09/29/08 and 01/09/09, Cost $1,237,397) (b) (c) (d) (e) (f) (g)                               433,089
                                                                                                                  -----------------

NUMBER OF SHARES   SHORT TERM INVESTMENTS - 1.4%
                   MONEY MARKET FUND - 1.4%
     3,687,813     Dreyfus Treasury & Agency Cash Management - Investor Shares
                   (Cost $3,687,813)                                                                                     3,687,813
                                                                                                                  -----------------

                   TOTAL INVESTMENTS - 148.4%
                   (Cost $311,609,714)                                                                                 372,475,356
                   Borrowings Outstanding - (43.9% of Net Assets or 29.6% of Total Investments)                       (110,262,708)
                   Liabilities in excess of Other Assets - (4.5%)                                                      (11,261,144)
                                                                                                                  -----------------
                   NET ASSETS  - 100.0%                                                                              $ 250,951,504
                                                                                                                  =================

L.L.C. Limited Liability Company

L.P.   Limited Partnership

MLP    Master Limited Partnership

NR Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's.

(a) All or a portion of these securities have been physically segregated in connection with swap agreements or as collateral for borrowings outstanding.

(b) Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, restricted securities aggregate market value amounted to $6,455,086 or 2.6% of net assets.

(c) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $6,455,086 which represents 2.6% of net assets.

(d)    Non-income producing security.

(e)    Company has filed for protection in federal bankruptcy court.

(f)    While non-income producing, security makes regular in-kind distributions.

(g)    Floating rate security. The rate shown is as of August 31, 2009.



Country Allocation*
--------------------------------------------------------------------------------
United States                                                             100.0%


*      Subject to change daily. Based on total investments.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Fiduciary/Claymore MLP Opportunity Fund (the "Fund") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of the Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Fund's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted Notes to Financial Statements for the period ended May 31, 2009.

INTEREST RATE SWAP AGREEMENTS

                                                                                                                         UNREALIZED
                          TERMINATION              NOTIONAL                                                           APPRECIATION/
COUNTERPARTY                     DATE           AMOUNT (000)             FIXED RATE          FLOATING RATE            (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch               1/30/2011              $ 30,000                   3.05%        1 - Month LIBOR             $ (1,008,489)
Merrill Lynch               1/30/2013              $ 30,000                   3.49%        1 - Month LIBOR               (1,480,813)
Morgan Stanley               2/7/2011              $ 30,000                   2.92%        1 - Month LIBOR                 (933,190)
Morgan Stanley              3/19/2013              $ 30,000                   3.13%        1 - Month LIBOR               (1,428,838)
                                                                                                                --------------------
                                                                                                                       $ (4,851,330)
                                                                                                                ====================

For each swap noted, the Fund is obligated to pay the fixed rate and entitled to receive the floating rate.


RESTRICTED SECURITIES
                                                                                                            PRICE AT
                                               DATE OF        SHARES                     FAIR MARKET    ACQUISITION DATE  8/31/2009
Security                                     ACQUISITION       /PAR    CURRENT COST         VALUE      (UNRESTRICTED)***    PRICE
------------------------------------------------------------------------------------------------------------------------------------

Abraxas Energy Partners, L.P.                   5/25/2007     525,211  $ 7,406,661       $ 3,151,266         $    16.66   $    6.00
Abraxas Energy Partners, L.P.                   2/20/2009       4,540  $         -       $    27,240         $     9.50   $    6.00
Abraxas Energy Partners, L.P.                    6/3/2009       4,548  $         -       $    27,288         $     6.80   $    6.00
Abraxas Petroleum Corp.*                        5/25/2007     114,230  $         -       $    16,121         $        -   $ 0.14113
Clearwater GP Holding Co.                       2/29/2008         123  $   195,256       $         -         $ 1,252.03   $       -
Clearwater Natural Resources, L.P.*             1/13/2009       9,499  $         -       $         -         $        -   $       -
Clearwater Natural Resources, L.P.**             8/1/2005          43  $         -       $         -         $        -   $       -
Clearwater Natural Resources, L.P.               8/1/2005     892,857  $17,857,143       $         -         $        -   $       -
Clearwater Natural Resources, L.P.              10/2/2006     252,764  $ 5,055,280       $         -         $        -   $       -
Clearwater Subordinate Note                      7/8/2008   $ 212,000  $   212,000       $    74,200         $   100.00   $   35.00
Clearwater Subordinate Note                      8/6/2008   $ 212,000  $   212,000       $    74,200         $   100.00   $   35.00
Clearwater Subordinate Note                     9/29/2008   $ 759,880  $   759,880       $   265,958         $   100.00   $   35.00
Clearwater Subordinate Note                      1/9/2009   $  53,517  $    53,517       $    18,731         $   100.00   $   35.00
Copano Energy, L.L.C., Unregistered
 Series D Units                                 3/14/2008     190,000  $ 4,987,500       $ 2,800,082         $    34.05   $   14.74
                                                                       -----------------------------
Total                                                                  $36,739,237       $ 6,455,086
                                                                       -----------------------------

*      Warrants

**     Incentive Distribution Rights

*** Valuation of unrestricted security on the acquisition date of the restricted shares.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.

--------------------------------------   ----------------------   -----------------   --------------------   -----------------------
Description                                     Level 1               Level 2               Level 3                  Total
--------------------------------------   ----------------------   -----------------   --------------------   -----------------------
(value in $000s)
Assets:
Master Limited Partnerships
   Coal                                              $   8,992             $     -                $     -                   $ 8,992
   Consumer Discretionary                                2,540                   -                      -                     2,540
   Midstream Gas infrastructure                        152,010               2,800                      -                   154,810
   Midstream Oil infrastructure                        153,138                   -                      -                   153,138
   Oil and Gas Production                               11,025                   -                      -                    11,025
   Propane                                              34,220                   -                      -                    34,220
Common Stocks
   Oil and Gas Production                                  407                   -                      -                       407
Other Equity Securities
   Coal                                                      -                   -                      -                         -
   Oil and Gas Production                                    -                   -                  3,206                     3,206
Rights and Warrants                                          -                   -                     16                        16
Term Loans                                                   -                   -                    433                       433
Money Market Fund                                        3,688                   -                      -                     3,688
Derivatives                                                  -                   -                      -                         -
                                         ----------------------   -----------------   --------------------   -----------------------
Total                                                $ 366,020             $ 2,800                $ 3,655                 $ 372,475
                                         ======================   =================   ====================   =======================

Liabilities:
Derivatives                                          $       -               4,851                $     -                   $ 4,851
                                         ----------------------   -----------------   --------------------   -----------------------
Total                                                $       -             $ 4,851                $     -                   $ 4,851
                                         ======================   =================   ====================   =======================

For fair valuations using unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The following table presents the reconciliation of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended August 31, 2009.

--------------------------------------------    ----------------------   -----------------    --------------------
LEVEL 3 HOLDINGS                                     Securities            Derivatives               Total
--------------------------------------------    ----------------------   -----------------    --------------------
Beginning Balance at 11/30/08                                $ 21,577                 $ -                $ 21,577
Total Realized Gain/Loss                                            -                   -                       -
Change in Unrealized Gain/Loss                                (18,049)                  -                 (18,049)
Net Purchases and Sales                                           127                   -                     127
Net Transfers In/Out                                                -                   -                       -
                                                ----------------------   -----------------    --------------------
Ending Balance at 8/31/09                                    $  3,655                 $ -                $  3,655
                                                ======================   =================    ====================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fiduciary/Claymore MLP Opportunity Fund
             ---------------------------------------

By:      /s/ J. Thomas Futrell
         -----------------------------------------------------------------------

Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date:    October 26, 2009

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ J. Thomas Futrell
         -----------------------------------------------------------------------

Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date:    October 26, 2009

By:      /s/ Steven M. Hill
         -----------------------------------------------------------------------

Name:    Steven M. Hill

Title:   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    October 26, 2009